OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LONG-TERM ASSETS
Schedule of other long-term assets

	December 31,
	2023	2022
Deposits (*)	$1,602	$1,012
Other	3	6
	$1,605	$1,018

(*)Deposits mainly to secure payments to airlines and to support currency hedging activity, a bank guarantee, custom payments and credit cards.